Note 8 - Stock Incentive Plan (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 110,716
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	233 days
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expense	$ 30,404	$ 24,862